   SCHWAB MUNICIPAL MONEY FUND TM
   SCHWAB VALUE ADVANTAGE MONEY FUND(R)

                                                               SCHWAB FUNDS LOGO

   Prospectus
   April 30, 2007
   As amended June 29, 2007

   - Institutional Shares and Select Shares

   As with all mutual funds, the
   Securities and Exchange Commission
   (SEC) has not approved these securities
   or passed on whether the information in
   this prospectus is adequate and
   accurate. Anyone who indicates
   otherwise is committing a federal
   crime.

                                                  [CHARLES SCHWAB LOGO]

SCHWAB MUNICIPAL MONEY FUND TM
SCHWAB VALUE ADVANTAGE MONEY FUND(R)

- Institutional Shares and Select Shares


       ABOUT THE FUNDS

          Schwab Municipal Money Fund..............................    2

          Schwab Value Advantage Money Fund........................    6

          Fund management..........................................   10

       INVESTING IN THE FUNDS

          Placing orders...........................................   12

          Buying shares............................................   13

          Selling/exchanging shares................................   14

          Transaction policies.....................................   15

          Dividends and taxes......................................   16

SCHWAB MUNICIPAL MONEY FUND TM
Ticker symbols:  Select Shares(R): SWLXX  Institutional Shares: SWOXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND THAT IS EXEMPT FROM FEDERAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MUNICIPAL MONEY MARKET SECURITIES FROM STATES AND MUNICIPAL AGENCIES AROUND THE COUNTRY AND FROM U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal income tax.

Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

2  Schwab Municipal Money Fund TM

                        This fund is designed for individuals in higher tax brackets who are seeking tax-exempt income.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

STATE AND REGIONAL FACTORS COULD AFFECT THE FUND'S PERFORMANCE. To the extent that the fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.

TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could be taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                                               Schwab Municipal Money Fund TM  3

PERFORMANCE

Below is a bar chart that shows the fund's Select Shares class performance (which varies from year to year). The table shows the performance of the fund's Select Shares and Institutional Shares and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

The fund's share classes, two of which are offered in this prospectus, have different minimum investments and different costs. For information on choosing a class, see the "Buying shares" section.

ANNUAL TOTAL RETURNS (%) as of 12/31

SELECT SHARES



[BAR CHART]

       0.92    2.10    3.13

        04      05      06

BEST QUARTER: 0.94% Q4 2005
WORST QUARTER: 0.17% Q1 2004

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06

                                                                           Since
                                                               1 year   inception 1
-----------------------------------------------------------------------------------
SELECT SHARES                                                   3.13       1.82

INSTITUTIONAL SHARES                                            3.25       1.93

1 Inception: 6/2/03.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)

                                                      SELECT   INSTITUTIONAL
 SHAREHOLDER FEES                                    SHARES(R)  SHARES
 --------------------------------------------------------------------------------
                                                       NONE      NONE

 ANNUAL OPERATING EXPENSES (% of average net assets)
 --------------------------------------------------------------------------------
 Management fees*                                      0.32      0.32
 Distribution (12b-1) fees                             None      None
 Other expenses                                        0.24      0.24
                                                     ------------------
 Total annual operating expenses                       0.56      0.56
 Less expense reduction                               (0.21)    (0.32)
                                                     ------------------
 NET OPERATING EXPENSES**                              0.35      0.24
                                                     ------------------

*  Restated to reflect current expenses.
** Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Select Shares and Institutional Shares to 0.35% and 0.24%, respectively, through 4/29/09.

EXAMPLE

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                          1 year        3 years        5 years        10 years
--------------------------------------------------------------------------------
SELECT SHARES(R)           $36            $158           $292           $681
INSTITUTIONAL SHARES       $25            $147           $281           $671

   To obtain the current seven-day yield, clients of Investment Managers should contact their Investment Manager. Other clients should call 1-800-435-4000 or visit www.schwab.com/schwabfunds.

4  Schwab Municipal Money Fund TM

FINANCIAL HIGHLIGHTS

This section provides further details about the financial history of the fund's Select Shares(R) and Institutional Shares for their period of operations. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                            1/1/06-    1/1/05-    1/1/04-    6/2/03 1-
SELECT SHARES                               12/31/06   12/31/05   12/31/04   12/31/03
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         1.00       1.00      1.00        1.00
                                            -----------------------------------------------------------------

Income from investment operations:
  Net investment income                        0.03       0.02      0.01       (0.00) 2
                                            -----------------------------------------------------------------

Less distributions:
  Dividends from net investment income        (0.03)     (0.02)    (0.01)      (0.00) 2
                                            -----------------------------------------------------------------
Net asset value at end of period               1.00       1.00      1.00        1.00
                                            -----------------------------------------------------------------
Total return (%)                               3.13       2.10      0.92        0.39 3

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------

Ratios to average net assets:
  Net operating expenses                       0.35       0.35      0.35        0.35 4
  Gross operating expenses                     0.58       0.59      0.58        0.58 4
  Net investment income                        3.10       2.11      0.93        0.68 4

Net assets, end of period ($ X 1,000,000)     1,244        966       727         474

                                            1/1/06-    1/1/05-    1/1/04-    6/2/03 1-
INSTITUTIONAL SHARES                        12/31/06   12/31/05   12/31/04   12/31/03
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         1.00       1.00      1.00        1.00
                                            -----------------------------------------------------------------

Income from investment operations:
  Net investment income                        0.03       0.02      0.01       (0.00) 2
                                            -----------------------------------------------------------------

Less distributions:
  Dividends from net investment income        (0.03)     (0.02)    (0.01)      (0.00) 2
                                            -----------------------------------------------------------------
Net asset value at end of period               1.00       1.00      1.00        1.00
                                            -----------------------------------------------------------------
Total return (%)                               3.25       2.21      1.03        0.45 3

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------

Ratios to average net assets:
  Net operating expenses                       0.24       0.24      0.24        0.24 4
  Gross operating expenses                     0.58       0.59      0.58        0.58 4
  Net investment income                        3.21       2.20      1.08        0.80 4

Net assets, end of period ($ X 1,000,000)     2,494      1,783     1,459         718

1 Commencement of operations.

2 Per-share amount was less than $0.01.

3 Not annualized.

4 Annualized.

                                               Schwab Municipal Money Fund TM  5

SCHWAB VALUE ADVANTAGE MONEY FUND(R)
Ticker symbols:  Institutional Shares: SWAXX  Select Shares(R): SWBXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS ISSUED BY U.S. AND FOREIGN ISSUERS, SUCH AS:

- commercial paper, including asset-backed commercial paper and promissory notes

- certificates of deposit and time deposits

- variable- and floating-rate debt securities

- bank notes and bankers' acceptances

- repurchase agreements

- obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and Sallie Mae (U.S. government securities)

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

6  Schwab Value Advantage Money Fund(R)

                        This fund is designed for investors with higher cash balances interested in competitive money market returns.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) maintain limited lines of credit with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                                         Schwab Value Advantage Money Fund(R)  7

PERFORMANCE

Below is a bar chart that shows the fund's Institutional Shares class performance (which varies from year to year). The table shows the performance of the fund's Institutional Shares and Select Shares and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

The fund's share classes, two of which are offered in this prospectus, have different minimum investments and different costs. For information on choosing a class, see the "Buying shares" section.

ANNUAL TOTAL RETURNS (%) as of 12/31

INSTITUTIONAL SHARES

[BAR CHART]

       1.01    1.20    3.08    4.94

        03      04      05      06

BEST QUARTER: 1.30% Q4 2006
WORST QUARTER: 0.22% Q2 2004

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06

                                                                          Since
                                                               1 year   inception
---------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                            4.94      2.44 1
SELECT SHARES                                                   4.82      2.48 2

1 Inception: 7/1/02.

2 Inception: 2/28/03.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)

                                                    INSTITUTIONAL    SELECT
SHAREHOLDER FEES                                        SHARES       SHARES
--------------------------------------------------------------------------------
                                                         None         None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees*                                         0.29         0.29
Distribution (12b-1) fees                                None         None
Other expenses                                           0.05         0.16
                                                      --------------------
Total annual operating expenses                          0.34         0.45
Less expense reduction                                  (0.10)       (0.10)
                                                      --------------------
NET OPERATING EXPENSES**                                 0.24         0.35
                                                      --------------------

*  Restated to reflect current expenses.
** Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Institutional Shares and Select Shares to 0.24% and 0.35%, respectively, through 4/29/09.

EXAMPLE

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                          1 year        3 years        5 years        10 years
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES       $25            $ 99           $181           $421
SELECT SHARES(R)           $36            $134           $242           $557

   To obtain the current seven-day yield, clients of Investment Managers should contact their Investment Manager. Other clients should call 1-800-435-4000 or visit www.schwab.com/schwabfunds.

8  Schwab Value Advantage Money Fund(R)

FINANCIAL HIGHLIGHTS

This section provides further details about the financial history of the fund's Select Shares(R) and Institutional Shares for their period of operations. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                            1/1/06-    1/1/05-    1/1/04-    2/28/03 1-
SELECT SHARES                               12/31/06   12/31/05   12/31/04    12/31/03
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         1.00       1.00       1.00        1.00
                                            -----------------------------------------------------------------

Income from investment operations:
  Net investment income                        0.05       0.03       0.01        0.01
                                            -----------------------------------------------------------------

Less distributions:
  Dividends from net investment income        (0.05)     (0.03)     (0.01)      (0.01)
                                            -----------------------------------------------------------------
Net asset value at end of period               1.00       1.00       1.00        1.00
                                            -----------------------------------------------------------------
Total return (%)                               4.82       2.96       1.09        0.72 2

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------

Ratio of average net assets:
  Net operating expenses                       0.35       0.35       0.35        0.35 3
  Gross operating expenses                     0.53       0.56       0.56        0.55 3
  Net investment income                        4.79       3.03       1.10        0.83 3

Net assets, end of period ($ X 1,000,000)     5,158      2,325      1,209       1,013

                                            1/1/06-    1/1/05-    1/1/04-    1/1/03-    7/1/02 1-
INSTITUTIONAL SHARES                        12/31/06   12/31/05   12/31/04   12/31/03    12/31/02
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         1.00       1.00       1.00       1.00        1.00
                                            -----------------------------------------------------------------

Income from investment operations:
  Net investment income                        0.05       0.03       0.01       0.01        0.01
                                            -----------------------------------------------------------------

Less distributions:
  Dividends from net investment income        (0.05)     (0.03)     (0.01)     (0.01)      (0.01)
                                            -----------------------------------------------------------------
Net asset value at end of period               1.00       1.00       1.00       1.00        1.00
                                            -----------------------------------------------------------------
Total return (%)                               4.94       3.08       1.20       1.01        0.81 2

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------

Ratio to average net assets:
  Net operating expenses                       0.24       0.24       0.24       0.24        0.24 3
  Gross operating expenses                     0.49       0.56       0.56       0.55        0.55 3
  Net investment income                        4.90       3.11       1.20       1.00        1.57 3

Net assets, end of period ($ X 1,000,000)     3,817      1,929      1,054        720         521

1 Commencement of operations.

2 Not annualized.

3 Annualized.

                                         Schwab Value Advantage Money Fund(R)  9

                  FUND MANAGEMENT

The funds' investment adviser, Charles Schwab Investment Management, Inc., has more than $187 billion under management.

                  The investment adviser for the funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds(R). The firm manages assets for more than 5 million shareholder accounts. (All figures on this page are as of 12/31/06.)

                  As the investment adviser, the firm oversees the asset management and administration of the Schwab Municipal Money Fund TM and the Schwab Value Advantage Money Fund(R). As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 12/31/06, these fees were 0.21% for the Schwab Municipal Money Fund and 0.20% for the Schwab Value Advantage Money Fund. These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of a reduction.

                  Effective January 1, 2007, for its advisory and administrative services to the Schwab Municipal Money Fund and Schwab Value Advantage Money Fund, the investment adviser is entitled to receive a graduated annual fee, payable monthly, of 0.35% of each fund's average daily net assets for the first $1 billion, 0.32% of such net assets greater than $1 billion but not exceeding $10 billion, 0.30% of such net assets greater than $10 billion but not exceeding $20 billion, 0.27% of such net assets greater than $20 billion but not exceeding $40 billion, and 0.25% of such net assets over $40 billion.

                  A discussion regarding the basis for the Board of Trustees' approval of the funds' investment advisory agreement is available in each fund's 2006 semi-annual report, which covers the period from 1/1/06 through 6/30/06.

                  INVESTING IN THE FUNDS

                  On the following pages, you will find information on buying, selling and exchanging shares. Shareholders cannot place orders directly with the funds. Shareholders invest in the funds through an intermediary. Orders may be placed through your brokerage account at Charles Schwab & Co., Inc. (Schwab) or an account with another broker/dealer, investment adviser, 401(k) plan, employee benefit plan, administrator, bank, or other financial intermediary (intermediary) that is authorized to accept orders on behalf of the funds. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.

PLACING ORDERS

The information on these pages outlines how you can place "good orders," which are orders made in accordance with a fund's policies to buy, sell, or exchange shares of a fund.

Your intermediary, including Schwab, may impose different or additional conditions than the funds on purchases, redemptions and exchanges of fund shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, fund choices, cut-off times for investment and trading restrictions. Your intermediary may independently establish and charge its customers transaction fees, account fees and other fees in addition to the fees charged by the funds. These additional fees may vary over time and would increase the cost of your investment and lower investment returns. You should consult your intermediary directly for information regarding these conditions and fees. The funds are not responsible for the failure of your intermediary to carry out its responsibilities.

Schwab, the investment adviser and their affiliates may pay certain intermediaries or their third party administrators for performing shareholder, recordkeeping, administrative, accounting, transfer agency or other services for their customers. In addition, Schwab, the investment adviser and their affiliates may pay certain intermediaries for providing distribution, marketing, promotional or other related services. The payments described by this paragraph may be substantial but are paid by Schwab, the investment adviser and their affiliates, not by a fund or its shareholders.

12  Investing in the funds

BUYING SHARES

To purchase shares of the funds, place your orders through your Schwab account or through an account at another intermediary.

INVESTMENT MINIMUMS

CHOOSE A SHARE CLASS. Your choice may depend on the amount of your investment. Each fund has more than one share class, two of which are offered in this prospectus. Each share class has different minimum investments and different expenses. The Institutional Shares have lower expenses than Select Shares, which, in turn, have lower expenses than the Value Advantage Shares, which are not offered in this prospectus. The Value Advantage Money Fund also offers Institutional Prime Shares, which is the fund's lowest expense share class. You may convert your Select Shares into Institutional Shares at any time if your account balance in the fund is at least $3,000,000. You may convert your Value Advantage Money Fund Shares into Institutional Prime Shares if your account balance in the fund is at least $10,000,000. You must contact your intermediary to request an interclass exchange of your shares -- conversion is not automatic. If you no longer meet the minimum balance requirement for Select Shares or Institutional Shares, the fund reserves the right to redeem your shares. Not all share classes may be available through financial intermediaries other than Charles Schwab & Co., Inc.

                         MINIMUM INITIAL  MINIMUM ADDITIONAL  MINIMUM
                           INVESTMENT         INVESTMENT      BALANCE
-------------------------------------------------------------------------
SELECT SHARES(R)         $1,000,000       $1                  $1,000,000


INSTITUTIONAL SHARES     $3,000,000       $1                  $3,000,000

These minimums may be waived for certain retirement plans, including Schwab Corporate Services retirement plans, and plan participants, and for shareholders who roll into an IRA from an exempted retirement plan. These minimums may also be waived for certain other investors, including trustees and officers of Schwab, and for certain investment programs, including programs for education savings or charitable giving. Schwab may receive other compensation for providing services to these clients, investors and programs.

DISTRIBUTION OPTIONS. The two options are described below. If you don't indicate a choice, you will receive the first option.

OPTION           FEATURES
-----------------------------------------------------------------------
REINVESTMENT     All dividends are invested automatically in shares of
                 the fund.


CASH             You receive payment for all dividends.

METHODS FOR PLACING ORDERS

PLACE YOUR ORDER. Shareholders may not place orders directly with the funds. Please contact your intermediary to learn how to place orders.

--------------------------------------------------------------------------------
MUNICIPAL MONEY funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
--------------------------------------------------------------------------------

SELLING/EXCHANGING SHARES

To redeem or exchange shares held in your Schwab account or in your account at another intermediary, you must place your orders with the intermediary that holds your shares.

When selling or exchanging shares, you should be aware of the following fund policies:

- The funds may take up to seven days to pay sale proceeds.

- The funds reserve the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less. You may incur transaction expenses in converting these securities to cash.

- Exchange orders are limited to other Schwab Funds(R) or Laudus MarketMasters Funds that are not Sweep Investments(R) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

14  Investing in the funds

TRANSACTION POLICIES

THE FUNDS ARE OPEN FOR BUSINESS EACH DAY, EXCEPT FOR DAYS ON WHICH THE NEW YORK STOCK EXCHANGE (NYSE) IS CLOSED AND WHEN THE FOLLOWING FEDERAL HOLIDAYS ARE
OBSERVED: COLUMBUS DAY AND VETERANS DAY. The funds calculate their share prices each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The funds seek to maintain a stable NAV of $1.

Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than the close of the fund (generally 4 p.m. Eastern time) generally will receive the next business day's dividend. Orders to sell or exchange shares that are accepted and executed no later than the close of the fund on a given day generally will receive that day's dividend.

The funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

POLICY REGARDING SHORT-TERM OR EXCESSIVE TRADING

Each fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. However, each fund is a money market fund and seeks to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, each fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of each fund's investments, and money market instruments in general, and each fund's intended purpose to serve as a short-term investment vehicle for shareholders, the funds do not monitor or limit shareholder purchases and redemptions of fund shares. However, the funds' policies and procedures do provide the funds with the right to reject any purchase or exchange orders by any investors for any reason, including orders which appear to be associated with market timing activities.

PORTFOLIO HOLDINGS INFORMATION. A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the funds' Statement of Additional Information.

--------------------------------------------------------------------------------
THE FUNDS RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

- To automatically redeem your shares upon 60 days written notice if the value of your investment in a fund falls below the stated minimum balance requirement for the fund or share class, as applicable.
- To materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.
- To change or waive a fund's investment minimums.
- To suspend the right to sell shares back to a fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.
- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUNDS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS YOUR FUND EARNS. Each fund distributes to its shareholders substantially all of its net investment income. Each fund declares a dividend every business day, based on its determination of its net investment income. The funds pay their dividends on the 15th of each month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. The funds do not expect to distribute any capital gains.

UNLESS YOU ARE INVESTING THROUGH AN IRA, 401(K) OR OTHER TAX-ADVANTAGED RETIREMENT ACCOUNT, FUND DIVIDENDS FROM THE VALUE ADVANTAGE MONEY FUND GENERALLY HAVE TAX CONSEQUENCES. Each fund's net investment income is distributed as dividends. The Value Advantage Money Fund dividends are taxable as ordinary income. The Municipal Money Fund's dividends typically are exempt from federal income tax, but are subject to state and local personal income taxes. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. Each fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the funds seek to maintain a stable $1 share price.

WHILE INTEREST FROM MUNICIPAL SECURITIES GENERALLY IS EXEMPT FROM FEDERAL INCOME TAX, some securities in which the funds may invest produce income that is subject to the federal alternative minimum tax (AMT). To the extent that a fund invests in these securities, shareholders who are subject to the AMT may have to pay this tax on some or all dividends received from that fund.

AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS A FUND DECLARED DURING THE PREVIOUS CALENDAR YEAR. Schwab customers also receive information on dividends and transactions in their monthly account statements.

16  Investing in the funds

NOTES

   TO LEARN MORE

   This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.

   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current fund investors, contain more information about the funds' holdings and detailed financial information about the funds. Annual reports also contain information from the funds' managers about strategies, recent market conditions and trends and their impact on fund performance.

   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the fund, call Schwab Funds(R) at 1-800-435-4000. In addition, you may visit Schwab Funds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus, SAI or an annual or semi-annual report.

   The SAI, the fund's annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.



   SEC FILE NUMBERS

    Schwab Municipal Money Fund TM            811-5954
    Schwab Value Advantage Money Fund(R)      811-5954




   REG23606FLD-08

SCHWAB MUNICIPAL MONEY FUND TM
SCHWAB VALUE ADVANTAGE MONEY FUND(R)

PROSPECTUS
April 30, 2007
As amended June 29, 2007


                                                           [CHARLES SCHWAB LOGO]

   SCHWAB RETIREMENT ADVANTAGE MONEY FUND TM
   SCHWAB INVESTOR MONEY FUND TM

                                                               SCHWAB FUNDS LOGO

   Prospectus
   April 30, 2007
   As amended June 29, 2007

   As with all mutual funds, the
   Securities and Exchange Commission
   (SEC) has not approved these securities
   or passed on whether the information in
   this prospectus is adequate and
   accurate. Anyone who indicates
   otherwise is committing a federal
   crime.                                                  [CHARLES SCHWAB LOGO]

SCHWAB RETIREMENT ADVANTAGE MONEY FUND TM
SCHWAB INVESTOR MONEY FUND TM


       ABOUT THE FUNDS

          Schwab Retirement
          Advantage Money Fund.....................................    2

          Schwab Investor Money Fund...............................    6

          Fund management..........................................   10

       INVESTING IN THE FUNDS

          Placing orders...........................................   12

          Buying shares............................................   13

          Selling/exchanging shares................................   14

          Transaction policies.....................................   15

          Dividends and taxes......................................   16

SCHWAB RETIREMENT ADVANTAGE MONEY FUND TM
Ticker symbol: SWIXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS ISSUED BY U.S. AND FOREIGN ISSUERS, SUCH AS:

- commercial paper, including asset-backed commercial paper and promissory notes

- certificates of deposit and time deposits

- variable- and floating-rate debt securities

- bank notes and bankers' acceptances

- repurchase agreements

- obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and Sallie Mae (U.S. government securities)

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

This fund was created for retirement plans, plan participants and other institutional investors investing on their own behalf or as a fiduciary, agent or custodian.

2  Schwab Retirement Advantage Money Fund TM

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) maintain limited lines of credit with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                                    Schwab Retirement Advantage Money Fund TM  3

PERFORMANCE

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31



[BAR CHART]

       5.31    5.26    4.90    6.12    3.96    1.48    0.74    0.95    2.81    4.67

        97      98      99      00      01      02      03      04      05      06

BEST QUARTER: 1.57% Q3 2000
WORST QUARTER: 0.16% Q1 2004

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06

                              1 year   5 years   10 years
---------------------------------------------------------
FUND                           4.67     2.12       3.61

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees*                                                          0.35
Distribution (12b-1) fees                                                 None
Other expenses                                                            0.26
                                                                        -------
Total annual operating expenses                                           0.61
Less expense reduction                                                   (0.12)
                                                                        --------
NET OPERATING EXPENSES**                                                  0.49
                                                                        -------

*  Restated to reflect current expenses.

** Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.49% through 4/29/09.

EXAMPLE

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $50                  $183                 $328                 $751

   Call toll-free 1-800-435-4000 for a current seven-day yield.

4  Schwab Retirement Advantage Money Fund TM

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                         1/1/06-    1/1/05-    1/1/04-    1/1/03-    1/1/02-
                                                         12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------

Income from investment operations:
  Net investment income                                     0.05       0.03       0.01       0.01       0.01
                                                         -----------------------------------------------------------------

Less distributions:
  Dividends from net investment income                     (0.05)     (0.03)     (0.01)     (0.01)     (0.01)
                                                         -----------------------------------------------------------------
Net asset value at end of period                            1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Total return (%)                                            4.67       2.81       0.95       0.74       1.48


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------

Ratios to average net assets:
  Net operating expenses                                    0.49       0.49       0.49       0.50       0.50
  Gross operating expenses                                  0.64       0.63       0.63       0.63       0.63
  Net investment income                                     4.59       2.75       0.94       0.75       1.46
Net assets, end of period ($ X 1,000,000)                    802        571        680        766        907

                                    Schwab Retirement Advantage Money Fund TM  5

SCHWAB INVESTOR MONEY FUND TM
Ticker symbol: SWRXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS ISSUED BY U.S. AND FOREIGN ISSUERS, SUCH AS:

- commercial paper, including asset-backed commercial paper and promissory notes

- certificates of deposit and time deposits

- variable- and floating-rate debt securities

- bank notes and bankers' acceptances

- repurchase agreements

- obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and Sallie Mae (U.S. government securities)

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

6  Schwab Investor Money Fund TM

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) maintain limited lines of credit with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                                                Schwab Investor Money Fund TM  7

PERFORMANCE

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31



[BAR CHART]

       5.07    5.03    4.68    5.90    3.75    1.30    0.58    0.77    2.63    4.50

        97      98      99      00      01      02      03      04      05      06

BEST QUARTER: 1.52% Q3 2000
WORST QUARTER: 0.11% Q3 2003

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06

                              1 year   5 years   10 years
---------------------------------------------------------
FUND                           4.50     1.95       3.41

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees*                                                          0.35
Distribution (12b-1) fees                                                 None
Other expenses                                                            0.29
                                                                        -------
Total annual operating expenses                                           0.64
                                                                        -------

*  Restated to reflect current expenses.

EXAMPLE

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

      1 year              3 years              5 years              10 years
---------------------------------------------------------------------------------
       $65                  $205                 $357                 $798

   Call toll-free 1-800-435-4000 or visit www.schwab.com/schwabfunds for a current seven-day yield.

8  Schwab Investor Money Fund TM

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                         1/1/06-    1/1/05-    1/1/04-    1/1/03-    1/1/02-
                                                         12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------

Income from investment operations:
  Net investment income                                     0.04       0.03       0.01       0.01       0.01
                                                         -----------------------------------------------------------------

Less distributions:
  Dividends from net investment income                     (0.04)     (0.03)     (0.01)     (0.01)     (0.01)
                                                         -----------------------------------------------------------------
Net asset value at end of period                            1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Total return (%)                                            4.50       2.63       0.77       0.58       1.30


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------

Ratios to average net assets:
  Net operating expenses                                    0.67       0.67       0.66       0.66       0.68
  Gross operating expenses                                  0.67       0.67       0.66       0.66       0.68
  Net investment income                                     4.50       2.61       0.76       0.58       1.28
Net assets, end of period ($ X 1,000,000)                  1,314        521        492        578        566

                                                Schwab Investor Money Fund TM  9

                  FUND MANAGEMENT

The funds' investment adviser, Charles Schwab Investment Management, Inc., has more than $187 billion under management.

                  The investment adviser for the funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds(R). The firm manages assets for more than 5 million shareholder accounts. (All figures on this page are as of 12/31/06.)

                  As the investment adviser, the firm oversees the asset management and administration of the Schwab Retirement Advantage Money Fund TM and Schwab Investor Money Fund TM. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 12/31/06, these fees were 0.23% for the Schwab Retirement Advantage Money Fund and 0.38% for the Schwab Investor Money Fund. These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of any reductions.

                  Effective January 1, 2007, for its advisory and administrative services to the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund, the investment adviser is entitled to receive a graduated annual fee, payable monthly, of 0.35% of each fund's average daily net assets for the first $1 billion, 0.32% of such net assets greater than $1 billion but not exceeding $10 billion, 0.30% of such net assets greater than $10 billion but not exceeding $20 billion, 0.27% of such net assets greater than $20 billion but not exceeding $40 billion, and 0.25% of such net assets over $40 billion.

                  A discussion regarding the basis for the Board of Trustees' approval of the funds' investment advisory agreement is available in each fund's 2006 semi-annual report, which covers the period from 1/1/06 through 6/30/06.

                  INVESTING IN THE FUNDS

                  On the following pages, you will find information on buying, selling and exchanging shares. Shareholders cannot place orders directly with the funds. Shareholders invest in the funds through an intermediary. Orders may be placed through your brokerage account at Charles Schwab & Co., Inc. (Schwab) or an account with another broker/dealer, investment adviser, 401(k) plan, employee benefit plan, administrator, bank, or other financial intermediary (intermediary) that is authorized to accept orders on behalf of the funds. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.

PLACING ORDERS

The information on these pages outlines how you can place "good orders," which are orders made in accordance with a fund's policies to buy, sell, or exchange shares of a fund.

Your intermediary, including Schwab, may impose different or additional conditions than the funds on purchases, redemptions and exchanges of fund shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, fund choices, cut-off times for investment and trading restrictions. Your intermediary may independently establish and charge its customers transaction fees, account fees and other fees in addition to the fees charged by the funds. These additional fees may vary over time and would increase the cost of your investment and lower investment returns. You should consult your intermediary directly for information regarding these conditions and fees. The funds are not responsible for the failure of your intermediary to carry out its responsibilities.

Schwab, the investment adviser and their affiliates may pay certain intermediaries or their third party administrators for performing shareholder, recordkeeping, administrative, accounting, transfer agency or other services for their customers. In addition, Schwab, the investment adviser and their affiliates may pay certain intermediaries for providing distribution, marketing, promotional or other related services. The payments described by this paragraph may be substantial but are paid by Schwab, the investment adviser and their affiliates, not by a fund or its shareholders.

12  Investing in the funds

BUYING SHARES

To purchase shares of the funds, place your orders through your Schwab account or through an account at another intermediary.

INVESTMENT MINIMUMS

CHOOSE A FUND. Your choice may depend on the amount of your investment.

                                  MINIMUM     MINIMUM
                                  INITIAL     ADDITIONAL   MINIMUM
                                  INVESTMENT  INVESTMENTS  BALANCE
------------------------------------------------------------------
RETIREMENT ADVANTAGE MONEY        $25,000     $1           $25,000
  FUND TM


SCHWAB INVESTOR MONEY FUND TM


  Other Investors (Trading        $2,500      $500         $2,500
    symbol: SW2XX)


  Participants in                 $1          $1           $1
    Employer-Sponsored
    Retirement Plans (Trading
    symbol: SWRXX)

These minimums may be waived for certain retirement plans, including Schwab Corporate Services retirement plans, and plan participants, and for shareholders who roll into an IRA from an exempted retirement plan. These minimums may also be waived for certain other investors, including trustees and officers of Schwab, and for certain investment programs, including programs for education savings or charitable giving. Schwab may receive other compensation for providing services to these clients, investors and programs.

DISTRIBUTION OPTIONS. The two options are described below. If you don't indicate a choice, you will receive the first option.

OPTION        FEATURES
-----------------------------------------------------------------------
REINVESTMENT  All dividends are invested automatically in shares of your fund.

CASH          You receive payment for all dividends.

METHODS FOR PLACING ORDERS

PLACE YOUR ORDER. Shareholders may not place orders directly with the funds. Please contact your intermediary to learn how to place orders.

SELLING/EXCHANGING SHARES

To redeem or exchange shares held in your Schwab account or in your account at another intermediary, you must place your orders with the intermediary that holds your shares.

When selling or exchanging shares, you should be aware of the following fund policies:

- The funds may take up to seven days to pay sale proceeds.

- The funds reserve the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less. You may incur transaction expenses in converting these securities to cash.

- Exchange orders are limited to other Schwab Funds(R) or Laudus MarketMasters Funds that are not Sweep Investments(R) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

- If you fail to maintain the required minimum balance, you may be charged a monthly $5 fee payable to Schwab.

14  Investing in the funds

--------------------------------------------------------------------------------
THE FUNDS RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

- To automatically redeem your shares upon 60 days written notice if the value of your investment in a fund falls below the stated minimum balance requirement for the fund or share class, as applicable.
- To materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.
- To change or waive a fund's investment minimums.
- To suspend the right to sell shares back to a fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.
- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------


TRANSACTION POLICIES

THE FUNDS ARE OPEN FOR BUSINESS EACH DAY, EXCEPT FOR DAYS ON WHICH THE NEW YORK STOCK EXCHANGE (NYSE) IS CLOSED AND WHEN THE FOLLOWING FEDERAL HOLIDAYS ARE
OBSERVED: COLUMBUS DAY AND VETERANS DAY. The funds calculate their share prices each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The funds seek to maintain a stable NAV of $1.

Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than the close of a fund (generally 4 p.m. Eastern time) generally will receive the next business day's dividend. On special request, orders to invest $100,000 or more in shares of the Schwab Retirement Advantage Money Fund TM that are accepted by Schwab or the Charles Schwab Trust Company by 1:30 p.m. Eastern time may receive that day's dividend. Orders to sell or exchange shares that are accepted and executed no later than the close of a fund on a given day generally will receive that day's dividend.

The funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

POLICY REGARDING SHORT-TERM OR EXCESSIVE TRADING

Each fund's Board of Trustees has adopted polices and procedures with respect to frequent purchases and redemptions of fund shares. However, the funds are money market funds and seek to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, the funds are designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expect shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the funds' investments, and money market instruments in general, and the funds' intended purpose to serve as a short-term investment vehicle for shareholders, these funds do not monitor or limit shareholder purchases and redemptions of fund shares. However, the funds' policies and procedures do provide each fund with the right to reject any purchase or exchange orders by any investor for any reason, including orders which appear to be associated with market timing activities.

PORTFOLIO HOLDINGS INFORMATION. A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the funds' Statement of Additional Information.

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUNDS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS YOUR FUND EARNS. Each fund distributes to its shareholders substantially all of its net investment income. Each fund declares a dividend every business day, based on its determination of its net investment income. The funds pay their dividends on the 15th of every month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. The funds do not expect to distribute any capital gains.

UNLESS YOU ARE INVESTING THROUGH AN IRA, 401(K) OR OTHER TAX-ADVANTAGED RETIREMENT ACCOUNT, YOUR FUND DIVIDENDS GENERALLY HAVE TAX CONSEQUENCES. Each fund's net investment income is distributed as dividends. If you are investing in a taxable account, the funds' dividends are taxable as ordinary income. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the funds seek to maintain a stable $1 share price.

AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS A FUND DECLARED DURING THE PREVIOUS CALENDAR YEAR. Schwab customers also receive information on dividends and transactions in their monthly account statements.

16  Investing in the funds

NOTES

   TO LEARN MORE

   This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current fund investors, contain more information about the funds' holdings and detailed financial information about the funds. Annual reports also contain information from the funds' managers about strategies, recent market conditions and trends and their impact on fund performance.

   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the funds, call Schwab Funds(R) at 1-800-435-4000. In addition, you may visit Schwab Funds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus, SAI or an annual or semi-annual report.

   The SAI, the funds' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.



   SEC FILE NUMBERS

    Schwab Retirement Advantage Money
    Fund TM                                   811-5954
    Schwab Investor Money Fund TM             811-5954




   REG13854FLD-11

SCHWAB RETIREMENT ADVANTAGE MONEY FUND TM
SCHWAB INVESTOR MONEY FUND TM

PROSPECTUS
April 30, 2007
As amended June 29, 2007


                                                           [CHARLES SCHWAB LOGO]

   SCHWAB MONEY FUNDS
   SWEEP INVESTMENTS(R)

                                                               SCHWAB FUNDS LOGO

   Prospectus
   April 30, 2007
   As amended June 29, 2007

   - Schwab Money Market Fund TM
   - Schwab Government Money Fund TM
   - Schwab U.S. Treasury Money Fund TM

   As with all mutual funds, the
   Securities and Exchange Commission
   (SEC) has not approved these securities
   or passed on whether the information in
   this prospectus is adequate and
   accurate. Anyone who indicates
   otherwise is committing a federal
   crime.


                                                           [CHARLES SCHWAB LOGO]

SCHWAB MONEY FUNDS
SWEEP INVESTMENTS(R)


       ABOUT THE FUNDS

          Schwab Money Market Fund TM..............................    2

          Schwab Government Money Fund TM..........................    6

          Schwab U.S. Treasury Money Fund TM.......................   10

          Fund management..........................................   14

       INVESTING IN THE FUNDS

          Buying/selling shares....................................   16

          Selling/exchanging shares................................   17

          Transaction policies.....................................   18

          Dividends and taxes......................................   19

                  ABOUT THE FUNDS

                  The Schwab Money Funds seek to provide competitive current yields while offering the liquidity, stability and convenience traditionally associated with money market mutual funds.

                  All of the funds invest exclusively in money market investments. The Schwab Money Market Fund TM has greater investment risk but higher yield potential than the Schwab Government Money Fund TM, which in turn has greater investment risk but potentially higher yields than the Schwab U.S. Treasury Money Fund TM. This last fund offers the highest degree of safety but the lowest potential yield of the Schwab Money Funds.

                  The funds are designed for use as Sweep Investments TM, in conjunction with certain Schwab accounts. Customers who qualify can designate one of these funds as their account's sweep fund.

SCHWAB MONEY MARKET FUND TM
Ticker symbol: SWMXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS ISSUED BY U.S. AND FOREIGN ISSUERS, SUCH AS:

- commercial paper, including asset-backed commercial paper and promissory notes

- certificates of deposit and time deposits

- variable- and floating-rate debt securities

- bank notes and bankers' acceptances

- repurchase agreements

- obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and Sallie Mae (U.S. government securities)

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

2  Schwab Money Market Fund TM

                        This fund is designed for investors interested in competitive money market returns.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) maintain limited lines of credit with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                                                  Schwab Money Market Fund TM  3

PERFORMANCE

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31



[BAR CHART]

       5.04    4.99    4.64    5.84    3.73    1.23    0.50    0.68    2.56    4.40

        97      98      99      00      01      02      03      04      05      06

BEST QUARTER: 1.51% Q4 2000
WORST QUARTER: 0.09% Q4 2003

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06

                              1 year   5 years   10 years
---------------------------------------------------------
FUND                           4.40     1.87       3.35

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees*                                                          0.31
Distribution (12b-1) fees                                                 None
Other expenses*                                                           0.42
                                                                        -------
Total annual operating expenses**                                         0.73
                                                                        -------

*  Restated to reflect current expenses.

** Schwab and the investment adviser have agreed to limit the fund's net operating expenses (excluding interest, taxes and certain non-routine expenses) to 0.73% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

EXAMPLE

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $75                  $233                 $406                 $906

   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

4  Schwab Money Market Fund TM

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                         1/1/06-    1/1/05-    1/1/04-    1/1/03-    1/1/02-
                                                         12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.04       0.03       0.01       0.01       0.01
                                                         -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.04)     (0.03)     (0.01)     (0.01)     (0.01)
                                                         -----------------------------------------------------------------
Net asset value at end of period                            1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Total return (%)                                            4.40       2.56       0.68       0.50       1.23


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                    0.74       0.74       0.75       0.75       0.75
  Gross operating expenses                                  0.79       0.78       0.78       0.78       0.78
  Net investment income                                     4.24       2.52       0.67       0.50       1.22
Net assets, end of period ($ X 1,000,000)                 21,762     42,552     44,023     49,079     51,063

                                                  Schwab Money Market Fund TM  5

SCHWAB GOVERNMENT MONEY FUND TM
Ticker symbol: SWGXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN U.S. GOVERNMENT SECURITIES, SUCH AS:

- U.S. Treasury bills, notes and bonds

- other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac and Sallie Mae

- repurchase agreements

Under normal circumstances, the fund will invest at least 80% of its net assets in U.S. government securities including repurchase agreements; typically, the actual percentage is considerably higher. The fund will notify its shareholders at least 60 days before changing this policy.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

6  Schwab Government Money Fund TM

                        This fund is designed for investors looking for competitive money market returns provided by a portfolio of U.S. government securities.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) maintain limited lines of credit with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself. Although the risk of default with U.S. government securities is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                                              Schwab Government Money Fund TM  7

PERFORMANCE

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31



[BAR CHART]

       4.95    4.88    4.50    5.69    3.63    1.20    0.48    0.65    2.52    4.37

        97      98      99      00      01      02      03      04      05      06

BEST QUARTER: 1.48% Q4 2000
WORST QUARTER: 0.09% Q2 2004

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06

                              1 year   5 years   10 years
---------------------------------------------------------
FUND                           4.37     1.84       3.27

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees*                                                          0.33
Distribution (12b-1) fees                                                 None
Other expenses*                                                           0.43
                                                                        -------
Total annual operating expenses                                           0.76
Less expense reduction                                                   (0.01)
                                                                        -------
NET OPERATING EXPENSES**                                                  0.75
                                                                        -------

*  Restated to reflect current expenses.

** Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.75% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

EXAMPLE

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $77                  $242                 $421                 $941

   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

8  Schwab Government Money Fund TM

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                         1/1/06-    1/1/05-    1/1/04-    1/1/03-    1/1/02-
INVESTOR SHARES(R)                                       12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.04       0.03       0.01       0.00(1)    0.01
                                                         -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.04)     (0.03)     (0.01)     (0.00)(1)   (0.01)
                                                         -----------------------------------------------------------------
Net asset value at end of period                            1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Total return (%)                                            4.37       2.52       0.65       0.48       1.20


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                    0.75       0.75       0.75       0.75       0.75
  Gross operating expenses                                  0.84       0.83       0.83       0.83       0.83
  Net investment income                                     4.31       2.49       0.64       0.49       1.19
Net assets, end of period ($ X 1,000,000)                  3,513      2,471      2,535      2,838      3,092

1 Per-share amount was less than $0.01.


                                              Schwab Government Money Fund TM  9

SCHWAB U.S. TREASURY MONEY FUND TM
Ticker symbol: SWUXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND TYPICALLY INVESTS EXCLUSIVELY IN SECURITIES BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT. Under normal circumstances, the fund will invest at least 80% of its net assets in U.S. Treasury securities; including bills, notes, and bonds. The fund will notify its shareholders at least 60 days before changing this policy. The full faith and credit backing is the strongest backing offered by the U.S. government, and traditionally is considered by investors to be the highest degree of safety as far as the payment of principal and interest.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. By limiting its portfolio to full faith and credit U.S. government investments, the fund seeks to provide maximum safety as to its assets. The fund is distinct from certain other types of government money funds in that, for tax and credit quality reasons, it does not invest in repurchase agreements. The manager may adjust the fund's average maturity based on current and anticipated changes in interest rates. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

Because the income from U.S. Treasury securities is exempt from state and local income taxes, the fund generally expects that the dividends it pays will be exempt from those taxes as well. (Dividends still will be subject to federal income tax.) However, during unusual market conditions, the fund may make investments that are not exempt from state and local income taxes as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

10  Schwab U.S. Treasury Money Fund TM

                        With substantially all of its portfolio of securities backed by the full faith and credit of the U.S. government, this fund is designed to provide investors with the highest degree of safety of all the Schwab Money Funds, as well as current money market returns.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Government guarantees on securities the fund owns do not extend to the shares of the fund itself. Although the risk of default with U.S. Treasury securities is considered extremely unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                                          Schwab U.S. Treasury Money Fund TM  11

PERFORMANCE

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31



[BAR CHART]

       4.85    4.69    4.25    5.40    3.61    1.15    0.49    0.62    2.36    4.18

        97      98      99      00      01      02      03      04      05      06

BEST QUARTER: 1.42% Q4 2000
WORST QUARTER: 0.09% Q1 2004

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06

                              1 year   5 years   10 years
---------------------------------------------------------
FUND                           4.18     1.75       3.15

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees*                                                          0.33
Distribution (12b-1) fees                                                 None
Other expenses*                                                           0.42
                                                                        -------
Total annual operating expenses                                           0.75
Less expense reduction                                                   (0.14)
                                                                        -------
NET OPERATING EXPENSES**                                                  0.61
                                                                        -------

*  Restated to reflect current expenses.

** Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.61% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

EXAMPLE

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $62                  $226                 $403                 $917

   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

12  Schwab U.S. Treasury Money Fund TM

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                         1/1/06-    1/1/05-    1/1/04-    1/1/03-    1/1/02-
                                                         12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.04       0.02       0.01       0.00(1)    0.01
                                                         -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.04)     (0.02)     (0.01)     (0.00)(1)   (0.01)
                                                         -----------------------------------------------------------------
Net asset value at end of period                            1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Total return (%)                                            4.18       2.36       0.62       0.49       1.15


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                    0.62       0.64       0.65       0.65       0.65
  Gross operating expenses                                  0.83       0.83       0.82       0.82       0.82
  Net investment income                                     4.10       2.32       0.61       0.49       1.15
Net assets, end of period ($ X 1,000,000)                  3,538      3,574      3,811      4,046      4,323

1 Per-share amount was less than $0.01.


                                          Schwab U.S. Treasury Money Fund TM  13

                  FUND MANAGEMENT

The funds' investment adviser, Charles Schwab Investment Management, Inc., has more than $187 billion under management.

                  The investment adviser for the funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds(R). The firm manages assets for more than 5 million shareholder accounts. (All figures on this page are as of 12/31/06.)

                  As the investment adviser, the firm oversees the asset management and administration of the Schwab Money Funds. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 12/31/06, these fees were 0.27% for the Schwab Money Market Fund TM, 0.27% for the Schwab Government Money Fund TM and 0.15% for the Schwab U.S. Treasury Money Fund TM. These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of reductions.

                  Effective January 1, 2007, for its advisory and administrative services to the Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund, the investment adviser is entitled to receive a graduated annual fee, payable monthly, of 0.35% of each fund's average daily net assets for the first $1 billion, 0.32% of such net assets greater than $1 billion but not exceeding $10 billion, 0.30% of such net assets greater than $10 billion but not exceeding $20 billion, 0.27% of such net assets greater than $20 billion but not exceeding $40 billion, and 0.25% of such net assets over $40 billion.

                  A discussion regarding the basis for the Board of Trustees' approval of the funds' investment advisory agreement is available in each fund's 2006 semi-annual report, which covers the period from 1/1/06 through 6/30/06.

                  INVESTING IN THE FUNDS

                  As a Schwab Funds(R) investor, you have a number of ways to do business with us.

                  On the following pages, you will find information on buying, selling and exchanging shares. Helpful information on taxes is included as well.

BUYING/SELLING SHARES

The information on these pages outlines how Schwab investors can place "good orders," which are orders made in accordance with the funds' policies, to buy, sell and exchange shares of the funds. These funds are designed for use in conjunction with certain Schwab accounts, subject to the eligibility terms and conditions of your account agreement, as amended from time to time.

When you designate one of these funds as the sweep fund on your Schwab account, your uninvested cash balances will be invested in the fund according to the terms and conditions of your sweep account agreement. Similarly, when you use your account to purchase other investments or make payments, shares of your sweep fund will be sold to cover these transactions according to the terms and conditions of your account agreement.

For more information on Schwab accounts, call 1-800-435-4000 or visit www.schwab.com.

16  Investing in the funds

SELLING/EXCHANGING SHARES

WHEN SELLING OR EXCHANGING SHARES, PLEASE BE AWARE OF THE FOLLOWING POLICIES:

- A fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- The funds reserve the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less. A shareholder may incur transaction expenses in converting these securities in cash.

- Exchange orders are limited to other Schwab Sweep Investments and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

You are automatically entitled to initiate transactions by telephone. The funds and Schwab employ procedures to confirm the authenticity of telephone instructions. If the funds and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following telephone instructions that they reasonably believe to be genuine.

--------------------------------------------------------------------------------
THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

- To automatically redeem your shares if the account they are held in is closed for any reason.

- To redeem your shares if your Schwab account is no longer eligible for the fund.

- To materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To change or waive a fund's investment minimums.

- To suspend the right to sell shares back to a fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------


TRANSACTION POLICIES

THE FUNDS ARE OPEN FOR BUSINESS EACH DAY, EXCEPT FOR DAYS ON WHICH THE NEW YORK STOCK EXCHANGE (NYSE) IS CLOSED AND WHEN THE FOLLOWING FEDERAL HOLIDAYS ARE
OBSERVED: COLUMBUS DAY AND VETERANS DAY. The funds calculate their share prices each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The funds seek to maintain a stable NAV of $1.

Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than 10 a.m. Eastern time generally receive that day's dividend. Orders to buy that are accepted after 10 a.m. Eastern time generally will receive the next business day's dividend. Orders to sell or exchange shares that are accepted no later than 10 a.m. Eastern time generally don't receive that day's dividend, but those accepted after 10 a.m. generally do.

The funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

POLICY REGARDING SHORT-TERM OR EXCESSIVE TRADING

Each fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. However, the funds are money market funds and seek to provide shareholders current income, liquidity, and a stable net asset value of $1.00 per share. In addition, the funds are designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expect shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the funds' investments, and money market instruments in general, and the funds' intended purpose to serve as a short-term investment vehicle for shareholders, these funds do not monitor or limit shareholder purchases and redemptions of fund shares. However, the funds' policies and procedures do provide each fund with the right to reject any purchase or exchange orders by any investor for any reason, including orders which appear to be associated with market timing activities.

PORTFOLIO HOLDINGS INFORMATION. A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the funds' Statement of Additional Information.

THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS REGARDING TRANSACTION POLICIES, AS DETAILED IN THE ADJACENT COLUMN.

18  Investing in the funds

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUNDS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS YOUR FUND EARNS. Each fund distributes to its shareholders substantially all of its net investment income. Each fund declares a dividend every business day, based on its determination of its net investment income. Sweep money funds may pay their dividends in cash or fund shares to shareholders' Schwab accounts on the 15th of each month (or next business day if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. The funds do not expect to distribute any capital gains.

UNLESS YOU ARE INVESTING THROUGH AN IRA, 401(K) OR OTHER TAX-ADVANTAGED RETIREMENT ACCOUNT, YOUR FUND DIVIDENDS GENERALLY HAVE TAX CONSEQUENCES. Each fund's net investment income is distributed as dividends and is taxable as ordinary income. Dividends paid by the U.S. Treasury Money Fund are subject to federal income tax but typically are exempt from any state and local personal income taxes. Income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the funds seek to maintain a stable $1 share price.

AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS A FUND DECLARED DURING THE PREVIOUS CALENDAR YEAR. Schwab customers also receive information on dividends and transactions in their monthly account statements.

NOTES

NOTES

   TO LEARN MORE

   This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current fund investors, contain more information about the funds' holdings and detailed financial information about the funds. Annual reports also contain information from the funds' managers about strategies, recent market conditions and trends and their impact on fund performance.

   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the funds, call Schwab Funds(R) at 1-800-435-4000. In addition, you may visit Schwab Funds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus, SAI or an annual or semi-annual report.

   The SAI, the funds' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.



   SEC FILE NUMBER

    Schwab Money Funds Sweep
    Investments(R)                            811-5954


   REG13850FLD-10

SCHWAB MONEY FUNDS SWEEP INVESTMENTS(R)

PROSPECTUS
April 30, 2007

As amended June 29, 2007


                                                           [CHARLES SCHWAB LOGO]

   SCHWAB MUNICIPAL MONEY FUNDS
   SWEEP INVESTMENTS TM

                                                               SCHWAB FUNDS LOGO

   Prospectus
   April 30, 2007
   As amended June 29, 2007

   - Schwab AMT Tax-Free Money Fund TM -- Sweep Shares
   - Schwab Municipal Money Fund TM -- Sweep Shares
   - Schwab California Municipal Money Fund TM -- Sweep Shares
   - Schwab New York Municipal Money Fund TM -- Sweep Shares
   - Schwab New Jersey Municipal Money Fund TM -- Sweep Shares
   - Schwab Pennsylvania Municipal Money Fund TM -- Sweep Shares
   - Schwab Massachusetts Municipal Money Fund TM -- Sweep Shares

   As with all mutual funds, the
   Securities and Exchange Commission
   (SEC) has not approved these securities
   or passed on whether the information in
   this prospectus is adequate and
   accurate. Anyone who indicates
   otherwise is committing a federal
   crime.                                                  [CHARLES SCHWAB LOGO]

SCHWAB MUNICIPAL MONEY FUNDS


       ABOUT THE FUNDS

          Schwab AMT Tax-Free Money Fund TM -- Sweep Shares........    2

          Schwab Municipal Money Fund TM -- Sweep Shares...........    7

          Schwab California Municipal Money Fund TM -- Sweep
          Shares...................................................   11

          Schwab New York Municipal Money Fund TM -- Sweep
          Shares...................................................   15

          Schwab New Jersey Municipal Money Fund TM -- Sweep
          Shares...................................................   19

          Schwab Pennsylvania Municipal Money Fund TM -- Sweep
          Shares...................................................   23

          Schwab Massachusetts Municipal Money Fund TM -- Sweep
          Shares...................................................   27

          Fund management..........................................   31

       INVESTING IN THE FUNDS

          Buying/selling shares....................................   33

          Selling/exchanging shares................................   34

          Transaction policies.....................................   35

          Dividends and taxes......................................   36

                  ABOUT THE FUNDS

                  The Schwab Municipal Money Funds seek to provide competitive current yields while offering the liquidity, stability and convenience traditionally associated with money market mutual funds.

                  Because these funds invest in municipal money market securities, their dividends generally are exempt from federal income tax.* In addition to producing federally tax-exempt dividends, the dividends from the Schwab AMT Tax-Free Money Fund TM are also generally exempt from the federal alternative minimum tax (AMT). Dividends from the state-specific funds generally are exempt from the respective state's income tax as well.

                  The sweep shares of the funds are designed for use as Sweep Investments TM, in conjunction with certain Schwab accounts. Customers who qualify can designate one of these funds as their account's sweep fund.

                  * Some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

SCHWAB AMT TAX-FREE MONEY FUND TM
Ticker symbol:  Sweep Shares:  SWFXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM STATES AND MUNICIPAL AGENCIES AROUND THE COUNTRY AND FROM U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities whose interest is exempt from federal income tax, including the federal alternative minimum tax
(AMT). The fund does not currently intend to invest in any municipal securities whose interest is subject to AMT.

Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

2  Schwab AMT Tax-Free Money Fund TM

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities and municipal securities whose interest is subject to the AMT as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

                                            Schwab AMT Tax-Free Money Fund TM  3

                        This fund is designed for individuals in higher tax brackets who are seeking federally tax-exempt income that is also exempt from the federal alternative minimum tax (AMT).

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

STATE AND REGIONAL FACTORS COULD AFFECT THE FUND'S PERFORMANCE. To the extent the fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of a tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.

TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities and securities whose interest is subject to the AMT could generate taxable income.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

4  Schwab AMT Tax-Free Money Fund TM

PERFORMANCE

Below are a chart and a table showing how the fund's Sweep Shares performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance. Because the fund's original strategy was to invest primarily in municipal securities of a single state, its performance prior to June 23, 2006, does not reflect the fund's current strategy and may have been different if it did.

ANNUAL TOTAL RETURNS (%) as of 12/31



[BAR CHART]

       2.78    3.62    2.32    0.96    0.46    0.60    1.81    2.83

        99      00      01      02      03      04      05      06

BEST QUARTER: 0.95% Q4 2000
WORST QUARTER: 0.07% Q3 2003

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06

                                                    Since
                              1 year   5 years   inception 1
------------------------------------------------------------
SWEEP SHARES                   2.83     1.33        2.01

1 Inception: 3/18/98.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees*                                                          0.35
Distribution (12b-1) fees                                                 None
Other expenses*                                                           0.38
                                                                        -------
Total annual operating expenses                                           0.73
Less expense reduction                                                   (0.10)
                                                                        -------
NET OPERATING EXPENSES**                                                  0.63
                                                                        -------

*  Restated to reflect current expenses.

** Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.63% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

EXAMPLE

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $64                  $223                 $396                 $897

   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

                                            Schwab AMT Tax-Free Money Fund TM  5

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's Sweep Shares financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                         1/1/06-    1/1/05-    1/1/04-    1/1/03-    1/1/02-
SWEEP SHARES                                             12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.03       0.02       0.01       0.00 1     0.01
                                                         -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income                    (0.03)     (0.02)     (0.01)     (0.00) 1   (0.01)
                                                         -----------------------------------------------------------------
Net asset value at end of period                           1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Total return (%)                                           2.83       1.81       0.60       0.46       0.96


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                   0.65       0.65       0.66       0.64       0.59
  Gross operating expenses                                 0.86       0.85       0.85       0.85       0.87
  Net investment income                                    2.77       1.78       0.59       0.47       0.95
Net assets, end of period ($ X 1,000,000)                 1,045      1,973      1,905      1,804      1,785

1 Per-share amount was less than $0.01.

6  Schwab AMT Tax-Free Money Fund TM

SCHWAB MUNICIPAL MONEY FUND TM
TICKER SYMBOL:   SWEEP SHARES: SWXXX

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MUNICIPAL MONEY MARKET SECURITIES FROM STATES AND MUNICIPAL AGENCIES AROUND THE COUNTRY AND FROM U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal income tax.

Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


                                               Schwab Municipal Money Fund TM  7

                        This fund is designed for individuals in higher tax brackets who are seeking tax-exempt income.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

STATE AND REGIONAL FACTORS COULD AFFECT THE FUND'S PERFORMANCE. To the extent that the fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.

TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

8  Schwab Municipal Money Fund TM

PERFORMANCE

Below are a chart and table showing how the fund's Sweep Shares performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31



[BAR CHART]

       3.11    2.92    2.70    3.53    2.23    0.91    0.46    0.60    1.79    2.83

        97      98      99      00      01      02      03      04      05      06

BEST QUARTER: 0.94% Q4 2000
WORST QUARTER: 0.07% Q3 2003

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06

                              1 year   5 years   10 years
---------------------------------------------------------
SWEEP SHARES                   2.83     1.32       2.10

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees*                                                          0.32
Distribution (12b-1) fees                                                 None
Other expenses*                                                           0.37
                                                                        -------
Total annual operating expenses                                           0.69
Less expense reduction                                                   (0.06)
                                                                        -------
NET OPERATING EXPENSES**                                                  0.63
                                                                        -------

*  Restated to reflect current expenses.

** Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.63% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

EXAMPLE

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $64                  $215                 $378                 $853

   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

                                               Schwab Municipal Money Fund TM  9

FINANCIAL HIGHLIGHTS

This section provides further details about the financial history of the fund's Sweep Shares for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                         1/1/06-    1/1/05-    1/1/04-    1/1/03-    1/1/02-
SWEEP SHARES                                             12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.03       0.02       0.01      (0.00) 1    0.01
                                                         -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income                    (0.03)     (0.02)     (0.01)     (0.00) 1   (0.01)
                                                         -----------------------------------------------------------------
Net asset value at end of period                           1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Total return (%)                                           2.83       1.79       0.60       0.46       0.91


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                   0.64       0.65       0.66       0.66       0.66
  Gross operating expenses                                 0.81       0.82       0.81       0.81       0.82
  Net investment income                                    2.79       1.77       0.60       0.46       0.90
Net assets, end of period ($ X 1,000,000)                 7,230      7,467      7,563      7,494      7,435

1 Per-share amount was less than $0.01.

10  Schwab Municipal Money Fund TM

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND TM
Ticker symbol:  Sweep Shares: SWCXX

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM CALIFORNIA ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and California personal income tax.

Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND CALIFORNIA PERSONAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


                                   Schwab California Municipal Money Fund TM  11

                        For California taxpayers, especially those in higher tax brackets who are seeking double tax-exempt income, this fund may be an appropriate investment.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF CALIFORNIA AND ITS MUNICIPALITIES. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund's portfolio. Further, the fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting the State of California and/or its municipalities. The possibility exists that a natural disaster, including an earthquake, could create a major dislocation of the California economy and significantly affect the ability of state and local governments to raise money to pay principal and interest on their municipal securities. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.

TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

12  Schwab California Municipal Money Fund TM

PERFORMANCE

Below are a chart and table showing how the fund's Sweep Shares performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31



[BAR CHART]

       2.95    2.64    2.42    3.02    1.99    0.83    0.46    0.59    1.76    2.79

        97      98      99      00      01      02      03      04      05      06

BEST QUARTER: 0.81% Q4 2000
WORST QUARTER: 0.07% Q3 2003

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06

                              1 year   5 years   10 years
---------------------------------------------------------
SWEEP SHARES                   2.79     1.28       1.94

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees*                                                          0.32
Distribution (12b-1) fees                                                 None
Other expenses*                                                           0.37
                                                                        -------
Total annual operating expenses                                           0.69
Less expense reduction                                                   (0.07)
                                                                        -------
NET OPERATING EXPENSES**                                                  0.62
                                                                        -------

*  Restated to reflect current expenses.

** Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.62% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

EXAMPLE

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $63                  $214                 $377                 $852

   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

                                   Schwab California Municipal Money Fund TM  13

FINANCIAL HIGHLIGHTS

This section provides further details about the financial history of the fund's Sweep Shares for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                         1/1/06-    1/1/05-    1/1/04-    1/1/03-    1/1/02-
SWEEP SHARES                                             12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.03       0.02       0.01       0.00 1     0.01
                                                         -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income                    (0.03)     (0.02)     (0.01)     (0.00) 1   (0.01)
                                                         -----------------------------------------------------------------
Net asset value at end of period                           1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Total return (%)                                           2.79       1.76       0.59       0.46       0.83


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                   0.64       0.65       0.65       0.65       0.65
  Gross operating expenses                                 0.82       0.82       0.82       0.82       0.82
  Net investment income                                    2.77       1.74       0.58       0.45       0.83
Net assets, end of period ($ X 1,000,000)                 4,539      4,134      4,147      4,169      4,056

1 Per-share amount was less than $0.01.

14  Schwab California Municipal Money Fund TM

SCHWAB NEW YORK MUNICIPAL MONEY FUND TM
TICKER SYMBOL: SWEEP SHARES: SWNXX

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM NEW YORK ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and New York state personal income tax.

Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND NEW YORK STATE AND LOCAL PERSONAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


                                     Schwab New York Municipal Money Fund TM  15

                        For New York taxpayers, especially those in higher tax brackets who are seeking triple tax-exempt income, this fund may be an appropriate investment.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF NEW YORK AND ITS MUNICIPALITIES. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund's portfolio. Further, the fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.

TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

16  Schwab New York Municipal Money Fund TM

PERFORMANCE

Below are a chart and table showing how the fund's Sweep Shares performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31



[BAR CHART]

       2.96    2.78    2.59    3.39    2.06    0.80    0.41    0.56    1.78    2.82

        97      98      99      00      01      02      03      04      05      06

BEST QUARTER: 0.90% Q4 2000
WORST QUARTER: 0.06% Q3 2003

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06

                              1 year   5 years   10 years
---------------------------------------------------------
SWEEP SHARES                   2.82     1.27       2.01

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees*                                                          0.34
Distribution (12b-1) fees                                                 None
Other expenses*                                                           0.38
                                                                        -------
Total annual operating expenses                                           0.72
Less expense reduction                                                   (0.07)
                                                                        -------
NET OPERATING EXPENSES**                                                  0.65
                                                                        -------

*  Restated to reflect current expenses.

** Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.65% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

EXAMPLE

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $66                  $223                 $394                 $888

   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

                                     Schwab New York Municipal Money Fund TM  17

FINANCIAL HIGHLIGHTS

This section provides further details about the financial history of the fund's Sweep Shares for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                         1/1/06-    1/1/05-    1/1/04-    1/1/03-    1/1/02-
SWEEP SHARES                                             12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.03       0.02       0.01       0.00 1     0.01
                                                         -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income                    (0.03)     (0.02)     (0.01)     (0.00) 1   (0.01)
                                                         -----------------------------------------------------------------
Net asset value at end of period                           1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Total return (%)                                           2.82       1.78       0.56       0.41       0.80


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                   0.65       0.66       0.69       0.69       0.69
  Gross operating expenses                                 0.84       0.84       0.84       0.84       0.85
  Net investment income                                    2.80       1.75       0.55       0.41       0.80
Net assets, end of period ($ X 1,000,000)                 1,217      1,031      1,073      1,038        944

1 Per-share amount was less than $0.01.

18  Schwab New York Municipal Money Fund TM

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND TM
Ticker symbol:  Sweep Shares: SWJXX

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM NEW JERSEY ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and New Jersey personal income tax.

Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND NEW JERSEY PERSONAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


                                   Schwab New Jersey Municipal Money Fund TM  19

                        For New Jersey taxpayers, especially those in higher tax brackets who are seeking double tax-exempt income, this fund may be an appropriate investment.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF NEW JERSEY AND ITS MUNICIPALITIES. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund's portfolio. Further, the fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.

TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

20  Schwab New Jersey Municipal Money Fund TM

PERFORMANCE

Below are a chart and a table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31



[BAR CHART]

       2.58    3.38    2.13    0.84    0.43    0.57    1.80    2.82

        99      00      01      02      03      04      05      06

BEST QUARTER: 0.89% Q4 2000
WORST QUARTER: 0.06% Q3 2003

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06

                                                    Since
                              1 year   5 years   inception 1
------------------------------------------------------------
FUND                           2.82     1.29        1.92

1 Inception: 2/2/98.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees*                                                0.35
Distribution (12b-1) fees                                       None
Other expenses*                                                 0.40
                                                              -------
Total annual operating expenses                                 0.75
Less expense reduction                                         (0.10)
                                                              -------
NET OPERATING EXPENSES**                                        0.65
                                                              -------

*  Restated to reflect current expenses.

** Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.65% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

EXAMPLE

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

      1 year             3 years             5 years             10 years
--------------------------------------------------------------------------------
       $66                 $230                $407                $921

   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

                                   Schwab New Jersey Municipal Money Fund TM  21

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                         1/1/06-    1/1/05-    1/1/04-    1/1/03-    1/1/02-
                                                         12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.03       0.02       0.01       0.00 1     0.01
                                                         -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.03)     (0.02)     (0.01)     (0.00) 1   (0.01)
                                                         -----------------------------------------------------------------
Net asset value at end of period                            1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Total return (%)                                            2.82       1.80       0.57       0.43       0.84


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                    0.65       0.65       0.65       0.65       0.66 2
  Gross operating expenses                                  0.88       0.86       0.86       0.86       0.89
  Net investment income                                     2.78       1.78       0.57       0.43       0.83
Net assets, end of period ($ X 1,000,000)                    513        472        448        463        425

1 Per-share amount was less than $0.01.

2 The ratio of net operating expenses would have been 0.65% if certain non-routine expenses (taxes) had not been included.

22  Schwab New Jersey Municipal Money Fund TM

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND TM
TICKER SYMBOL: SWEEP SHARES: SWEXX

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM PENNSYLVANIA ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and Pennsylvania personal income tax.

Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND PENNSYLVANIA PERSONAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


                                 Schwab Pennsylvania Municipal Money Fund TM  23

                        For Pennsylvania taxpayers, especially those in higher tax brackets who are seeking double tax-exempt income, this fund may be an appropriate investment.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE COMMONWEALTH OF PENNSYLVANIA AND ITS MUNICIPALITIES. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund's portfolio. Further, the fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.

TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

24  Schwab Pennsylvania Municipal Money Fund TM

PERFORMANCE

Below are a chart and a table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31



       2.71    3.57    2.20    0.87    0.49    0.62    1.82    2.85

        99      00      01      02      03      04      05      06

BEST QUARTER: 0.94% Q4 2000
WORST QUARTER: 0.08% Q3 2003

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06

                                                  Since
                                                inception
                            1 year   5 years        1
----------------------------------------------------------
FUND                         2.85     1.33        2.00

1 Inception: 2/2/98.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees*                                                          0.35
Distribution (12b-1) fees                                                 None
Other expenses*                                                           0.41
                                                                        -------
Total annual operating expenses                                           0.76
Less expense reduction                                                   (0.11)
                                                                        -------
NET OPERATING EXPENSES**                                                  0.65
                                                                        -------

 * Restated to reflect current expenses.

** Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.65% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

EXAMPLE

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

      1 year             3 years              5 years              10 years
--------------------------------------------------------------------------------
       $66                 $232                 $412                 $932

   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

                                 Schwab Pennsylvania Municipal Money Fund TM  25

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                         1/1/06-    1/1/05-    1/1/04-    1/1/03-    1/1/02-
                                                         12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.03       0.02       0.01       0.00 1     0.01
                                                         -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.03)     (0.02)     (0.01)     (0.00) 1   (0.01)
                                                         -----------------------------------------------------------------
Net asset value at end of period                            1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Total return (%)                                            2.85       1.82       0.62       0.49       0.87


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                    0.65       0.65       0.65       0.65       0.65
  Gross operating expenses                                  0.89       0.88       0.86       0.87       0.89
  Net investment income                                     2.81       1.82       0.62       0.48       0.87
Net assets, end of period ($ X 1,000,000)                    412        378        346        328        301

1 Per-share amount was less than $0.01.

26  Schwab Pennsylvania Municipal Money Fund TM

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND TM
Ticker symbol:  Sweep Shares: SWDXX
STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM MASSACHUSETTS ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and Massachusetts income tax.

Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 per share price.

During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND THAT IS EXEMPT FROM FEDERAL AND MASSACHUSETTS PERSONAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


                                Schwab Massachusetts Municipal Money Fund TM  27

                        For Massachusetts taxpayers, especially those in higher tax brackets who are seeking double tax-exempt income, this fund may be an appropriate investment.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF AN INVESTMENT DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF MASSACHUSETTS AND ITS MUNICIPALITIES. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund's portfolio. Further, the fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.

TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

28  Schwab Massachusetts Municipal Money Fund TM

PERFORMANCE

Below are a chart and table showing the fund's performance (which varies over time) and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31



       0.64    1.78    2.81

        04      05      06

BEST QUARTER: 0.74% Q4 2006
WORST QUARTER: 0.10% Q1 2004

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06

                                                  Since
                                      1 year   inception 1
----------------------------------------------------------
FUND                                   2.81       1.52

1 Inception: 5/16/03.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees*                                                          0.35
Distribution (12b-1) fees                                                 None
Other expenses*                                                           0.42
                                                                        -------
Total annual operating expenses                                           0.77
Less expense reduction                                                   (0.12)
                                                                        -------
NET OPERATING EXPENSES**                                                  0.65
                                                                        -------

 * Restated to reflect current expenses.

** Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.65% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

EXAMPLE

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $66                  $234                 $416                 $943

   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

                                Schwab Massachusetts Municipal Money Fund TM  29

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for its period of operations. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                         1/1/06-    1/1/05-    1/1/04-    5/16/03 1-
                                                         12/31/06   12/31/05   12/31/04    12/31/03
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     1.00       1.00       1.00          1.00
                                                         -----------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.03       0.02       0.01          0.00 2
                                                         -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income                    (0.03)     (0.02)     (0.01)        (0.00) 2
                                                         -----------------------------------------------------------------
Net asset value at end of period                           1.00       1.00       1.00          1.00
                                                         -----------------------------------------------------------------
Total return (%)                                           2.81       1.78       0.64          0.30 3


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                   0.65       0.63       0.60          0.51 4,5
  Gross operating expenses                                 0.90       0.87       0.86          0.86 4
  Net investment income                                    2.77       1.76       0.63          0.48 4
Net assets, end of period ($ X 1,000,000)                   399        351        386           363

1 Commencement of operations.

2 Per-share amount was less than $0.01.

3 Not annualized.

4 Annualized.

5 In addition to the guaranteed expense limit in place, the investment advisor voluntarily reduced the fund's annualized operating expenses by an additional 0.09%.

30  Schwab Massachusetts Municipal Money Fund TM

                  FUND MANAGEMENT

The funds' investment adviser, Charles Schwab Investment Management, Inc., has more than $187 billion under management.

                  The investment adviser for the funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds(R). The firm manages assets for more than 5 million shareholder accounts. (All figures on this page are as of 12/31/06.)

                  As the investment adviser, the firm oversees the asset management and administration of the Schwab Municipal Money Funds. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 12/31/06, these fees were 0.17% for the Schwab AMT Tax-Free Money Fund TM, 0.21% for the Schwab Municipal Money Fund TM, 0.21% for the Schwab California Municipal Money Fund TM, 0.20% for the Schwab New York Municipal Money Fund TM, 0.15% for the Schwab New Jersey Municipal Money Fund TM, 0.14% for the Schwab Pennsylvania Municipal Money Fund TM and 0.13% for the Schwab Massachusetts Municipal Money Fund TM. These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of reductions.

                  Effective January 1, 2007, for its advisory and administrative services to the Schwab AMT Tax-Free Money Fund, Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund and Schwab Massachusetts Municipal Money Fund, the investment adviser is entitled to receive a graduated annual fee, payable monthly, of 0.35% of each fund's average daily net assets for the first $1 billion, 0.32% of such net assets greater than $1 billion but not exceeding $10 billion, 0.30% of such net assets greater than $10 billion but not exceeding $20 billion, 0.27% of such net assets greater than $20 billion but not exceeding $40 billion, and 0.25% of such net assets over $40 billion.

                  A discussion regarding the basis for the Board of Trustees' approval of the funds' investment advisory agreement is available in each fund's 2006 semi-annual report, which covers the period from 1/1/06 through 6/30/06.

                  INVESTING IN THE FUNDS

                  As a Schwab Funds(R) investor, you have a number of ways to do business with us.

                  On the following pages, you will find information on buying, selling and exchanging shares. Helpful information on taxes is included as well.

BUYING/SELLING SHARES

The information on these pages outlines how Schwab investors can place "good orders," which are orders made in accordance with the funds' policies, to buy, sell and exchange shares of the funds. These funds are designed for use in conjunction with certain Schwab accounts, subject to the eligibility terms and conditions of your account agreement, as amended from time to time.

When you designate one of these funds as the sweep fund on your Schwab account, your uninvested cash balances will be invested in the fund according to the terms and conditions of your account agreement. Similarly, when you use your account to purchase other investments or make payments, shares of your sweep fund will be sold to cover these transactions according to the terms and conditions of your account agreement.

For more information on Schwab accounts, call 1-800-435-4000 or visit www.schwab.com.

--------------------------------------------------------------------------------
MUNICIPAL MONEY funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
--------------------------------------------------------------------------------

SELLING/EXCHANGING SHARES

When selling or exchanging shares, please be aware of the following policies:

- A fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- The funds reserve the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less. A shareholder may incur transaction expenses in converting these securities in cash.

- Exchange orders are limited to other Schwab Sweep Investments(R) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

You are automatically entitled to initiate transactions by telephone. The funds and Schwab employ procedures to confirm the authenticity of telephone instructions. If the funds and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following telephone instructions that they reasonably believe to be genuine.

34  Investing in the funds

TRANSACTION POLICIES

THE FUNDS ARE OPEN FOR BUSINESS EACH DAY, EXCEPT FOR DAYS ON WHICH THE NEW YORK STOCK EXCHANGE (NYSE) IS CLOSED AND WHEN THE FOLLOWING FEDERAL HOLIDAYS ARE
OBSERVED: COLUMBUS DAY AND VETERANS DAY. The funds calculate their share prices each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The funds seek to maintain a stable NAV of $1.

Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than 10 a.m. Eastern time generally receive that day's dividend. Orders to buy that are accepted after 10 a.m. Eastern time generally will receive the next business day's dividend. Orders to sell or exchange shares that are accepted no later than 10 a.m. Eastern time generally don't receive that day's dividend, but those accepted after 10 a.m. Eastern time generally do.

The funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

POLICY REGARDING SHORT-TERM OR EXCESSIVE TRADING

Each fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. However, the funds are money market funds and seek to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, the funds are designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expect shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the funds' investments, and money market instruments in general, and the funds' intended purpose to serve as a short-term investment vehicle for shareholders, these funds do not monitor or limit shareholders purchases and redemptions of fund shares. However, the funds' policies and procedures do provide each fund with the right to reject any purchase or exchange orders by any investor for any reason, including orders which appear to be associated with market timing activities.

PORTFOLIO HOLDINGS INFORMATION. A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the funds' Statement of Additional Information.

THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS REGARDING TRANSACTION POLICIES, AS DETAILED IN THE ADJACENT COLUMN.

--------------------------------------------------------------------------------
THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

- To automatically redeem your shares if the account they are held in is closed for any reason.

- To redeem your shares if your Schwab account is no longer eligible for the fund.

- To materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To change or waive a fund's investment minimums.

- To suspend the right to sell shares back to a fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUNDS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS YOUR FUND EARNS. Each fund distributes to its shareholders substantially all of its net investment income. Each fund declares a dividend every business day, based on its determination of its net investment income. Sweep money funds may pay their dividends in cash or fund shares to shareholders' Schwab accounts on the 15th of each month (or next business day if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. The funds do not expect to distribute any capital gains.

SOME FUNDS MAY HAVE TAX CONSEQUENCES. The AMT Tax-Free Money Fund's and Municipal Money Fund's dividends typically are exempt from federal income tax, but are subject to state and local personal income taxes. Dividends from the state-specific funds typically are exempt from federal and the respective state's income taxes. Each fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the funds seek to maintain a stable $1 share price.

WHILE INTEREST FROM MUNICIPAL SECURITIES GENERALLY IS EXEMPT FROM FEDERAL INCOME TAX, some securities in which certain of the funds may invest may produce income that is subject to the AMT. To the extent that a fund invests in these securities, shareholders who are subject to the AMT may have to pay this tax on some or all dividends received from that fund.

AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS A FUND DECLARED DURING THE PREVIOUS CALENDAR YEAR. Schwab customers also receive information on dividends and transactions in their monthly account statements.

36  Investing in the funds

NOTES

   TO LEARN MORE

   This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current fund investors, contain more information about the funds' holdings and detailed financial information about the funds. Annual reports also contain information from the funds' managers about strategies, recent market conditions and trends and their impact on fund performance.

   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the funds, call Schwab Funds(R) at 1-800-435-4000. In addition, you may visit Schwab Funds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus, SAI or an annual or semi-annual report.

   The SAI, the funds' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.



   SEC FILE NUMBER

    Schwab Municipal Money Funds --
    Sweep Investments TM                      811-5954




   REG13851FLD-10

SCHWAB MUNICIPAL MONEY FUNDS - SWEEP INVESTMENTS TM

PROSPECTUS
April 30, 2007
As amended June 29, 2007

                                                           [CHARLES SCHWAB LOGO]